UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Pacific Financial Funds

(Exact name of registrant as specified in charter)

10900 NE 8th St., Suite 1523, Bellevue, WA 98004

(Address of principal executive offices)

Gemini Fund Services, LLC., 4020 South 147th Street; Omaha, NE 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

(800) 735-7199

Date of fiscal year end:

4/30

Date of reporting period:  1/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

PACIFIC FINANCIAL CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)			January 31, 2010
% of
Net Assets	Description	Shares	Value
95.68%	EXCHANGE TRADED FUNDS
95.68%	EQUITY FUNDS
	DIAMONDS Trust Series I	15,606	$ 1,569,183
	iShares Morningstar Large Growth Index Fund	89,917	4,954,427
	iShares Russell 1000 Growth Index Fund	80,639	3,839,223
	iShares Russell 3000 Growth Index Fund	120,448	4,676,996
	iShares Russell Midcap Growth Index Fund	80,074	3,485,621
	iShares S&P 500 Growth Index Fund	69,350	3,814,250
	iShares S&P MidCap 400 Growth Index Fund	25,888	1,933,834
	Powershares QQQ	88,832	3,801,121
	Rydex S&P Midcap 400 Pure Growth ETF	69,615	3,872,682
	Vanguard Large-Cap ETF	78,694	3,849,710
	Vanguard Small-Cap Growth ETF	33,799	1,949,405
	Total Exchange Traded Funds
	(Cost $39,262,401)		37,746,452

4.48%	SHORT-TERM INVESTMENTS
4.48%	MONEY MARKET FUND
	Milestone Treasury Obligations Portfolio, 0.01% *	1,765,028	1,765,028
	(Cost $1,765,028)

100.16%	TOTAL INVESTMENTS		$ 39,511,480
	(Cost $41,027,429) (a)

-0.16%	LIABILITIES IN EXCESS OF OTHER ASSETS		(61,265)

100.00%	TOTAL NET ASSETS		$ 39,450,215

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ -
	Unrealized depreciation		(1,515,949)
	Net unrealized depreciation		$ (1,515,949)
* Money market fund; interest rate reflects seven day effective yield on January 31, 2010

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed the Securities and Exchange Commission on Form N-CSR.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of January 31, 2010 in valuing the fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 37,746,452	-	-	$ 37,746,452
Short-Term Investments	1,765,028	-	-	1,765,028
Total	$ 39,511,480	-	-	$ 39,511,480

PACIFIC FINANCIAL EXPLORER FUND
PORTFOLIO OF INVESTMENTS (Unaudited)			January 31, 2010
% of
Net Assets	Description	Shares	Value
90.88%	EXCHANGE TRADED FUNDS
7.71%	BASIC MATERIALS
	iShares Dow Jones US Basic Materials Sector Index Fund	6,794	$ 371,972

20.65%	HEALTH AND BIOTECHNOLOGY
	First Trust Health Care AlphaDEX Fund *	18,448	397,001
	iShares Dow Jones US Healthcare Providers Index Fund *	4,074	197,385
	Rydex S&P Equal Weight Healthcare ETF	7,056	402,051
			996,437
35.95%	INDEX
	Powershares QQQ	8,949	382,928
	Rydex S&P 500 Pure Growth ETF	11,742	376,918
	SPDR Dow Jones Mid Cap Growth ETF	10,416	586,212
	SPDR S&P 500 ETF Trust	3,621	388,787
			1,734,845
8.37%	PHARMACEUTICALS
	SPDR S&P Pharmaceuticals ETF	10,569	404,053

6.53%	STEEL
	Market Vectors - Steel Index Fund	5,783	315,231

11.67%	TECHNOLOGY
	iShares Dow Jones US Technology Sector Index Fund	10,735	563,480

	TOTAL EXCHANGE TRADED FUNDS		4,386,018
	(Cost $4,626,783)

2.11%	SHORT-TERM INVESTMENTS
2.11%	MONEY MARKET FUND
	Milestone Treasury Obligations Portfolio, 0.01% **	101,943	101,943
	(Cost $101,943)

92.99%	TOTAL INVESTMENTS		$ 4,487,961
	(Cost $4,728,726) (a)

7.01%	ASSETS IN EXCESS OF OTHER LIABILITIES		338,349

100.00%	TOTAL NET ASSETS		$ 4,826,310

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 9,100
	Unrealized depreciation		(249,865)
	Net unrealized depreciation		$ (240,765)
* Non-income producing security
** Money market fund; interest rate reflects seven day effective yield on January 31, 2010

PACIFIC FINANCIAL EXPLORER FUND (Continued)
PORTFOLIO OF INVESTMENTS (Unaudited)			January 31, 2010

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed the Securities and Exchange Commission on Form N-CSR.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of January 31, 2010 in valuing the fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 4,386,018	-	-	$ 4,386,018
Short-Term Investments	101,943	-	-	101,943
Total	$ 4,487,961	-	-	$ 4,487,961

PACIFIC FINANCIAL INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited)			January 31, 2010
% of
Net Assets	Description	Shares	Value
94.82%	EXCHANGE TRADED FUNDS
3.69%	BRAZIL
	iShares MSCI Brazil Index Fund	9,883	$ 639,232

20.79%	CHINA
	Claymore/AlphaShares China Small Cap Index ETF	80,937	1,965,555
	SPDR S&P China ETF	24,888	1,634,146
			3,599,701
41.72%	EMERGING MARKETS
	iShares MSCI BRIC Index Fund	39,409	1,616,951
	SPDR S&P BRIC 40 ETF	72,058	1,642,209
	SPDR S&P Emerging Small Cap ETF	53,588	2,417,355
	WisdomTree Emerging Markets SmallCap Dividend Fund	37,759	1,550,007
			7,226,522
10.21%	ISRAEL
	iShares MSCI Israel Capped Index Fund	32,754	1,768,716

18.41%	LATIN AMERICA
	iShares S&P Latin America 40 Index Fund	36,966	1,575,491
	SPDR S&P Emerging Latin America ETF	22,802	1,613,242
			3,188,733

	TOTAL EXCHANGE TRADED FUNDS		16,422,904
	(Cost $17,520,209)

5.30%	SHORT-TERM INVESTMENTS
5.30%	MONEY MARKET FUND
	Milestone Treasury Obligations Portfolio, 0.01% *	918,736	918,736
	(Cost $918,736)

100.12%	TOTAL INVESTMENTS		$ 17,341,640
	(Cost $18,438,945) (a)

-0.12%	LIABILITIES IN EXCESS OF OTHER ASSETS		(20,478)

100.00%	TOTAL NET ASSETS		$ 17,321,162

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ -
	Unrealized depreciation		(1,097,305)
	Net unrealized depreciation		$ (1,097,305)

* Money market fund; interest rate reflects seven day effective yield on January 31, 2010

PACIFIC FINANCIAL INTERNATIONAL FUND (Continued)
PORTFOLIO OF INVESTMENTS (Unaudited)			January 31, 2010

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed the Securities and Exchange Commission on Form N-CSR.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of January 31, 2010 in valuing the fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 16,422,904	-	-	$ 16,422,904
Short-Term Investments	918,736	-	-	918,736
Total	$ 17,341,640	-	-	$ 17,341,640

PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)					January 31, 2010
% of
Net Assets	Description			Shares	Value
73.59%	OPEN ENDED MUTUAL FUNDS
73.59%	DEBT MUTUAL FUNDS
	Harbor Bond Fund			748,891	$ 9,226,338
	Managers Intermediate Duration Government Fund			372,962	4,128,695
	Metropolitan West High Yield Bond Fund			81,143	836,580
	PIMCO GNMA Fund			358,125	4,154,248
	PIMCO Total Return Fund			841,220	9,219,767
	The Weitz Funds - Short/Intermediate Income Fund			338,787	4,143,368
	Total Open Ended Mutual Funds				31,708,996
	(Cost $31,466,299)

26.47%	SHORT-TERM INVESTMENTS
26.47%	MONEY MARKET FUND
	Milestone Treasury Obligations Portfolio, 0.01% *			11,406,429	11,406,429
	(Cost $11,406,429)

100.06%	TOTAL INVESTMENTS				$ 43,115,425
	(Cost $42,872,728) (a)

-0.06%	LIABILITIES IN EXCESS OF OTHER ASSETS				(24,226)

100.00%	TOTAL NET ASSETS				$ 43,091,199

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation				$ 260,075
	Unrealized depreciation				(17,378)
	Net unrealized appreciation				$ 242,697
* Money market fund; interest rate reflects seven day effective yield on January 31, 2010

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed the Securities and Exchange Commission on Form N-CSR.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of January 31, 2010 in valuing the fund's assets carried at fair value:

Assets		Level 1	Level 2	Level 3	Total
Exchange Traded Funds		$ 31,708,996	-	-	$ 31,708,996
Short-Term Investments		11,406,429	-	-	11,406,429
Total		$ 43,115,425	-	-	$ 43,115,425

PACIFIC FINANCIAL TACTICAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited)					January 31, 2010
% of
Net Assets	Description			Shares	Value
93.80%	MUTUAL FUNDS
13.70%	ASSET ALLOCATION FUND
	Forum Funds - Absolute Strategies Fund			285,850	$ 3,004,279

51.42%	DEBT FUND
	Hussman Strategic Total Return Fund			178,963	2,156,506
	PIMCO Real Return Fund			97,235	1,066,667
	PIMCO Total Return Fund			294,269	3,225,186
	Professionally Managed Portfolios - The Osterweis Strategic Income Fund			424,021	4,825,359
					11,273,718
28.68%	EQUITY FUND
	Arbitrage Fund			233,806	3,006,746
	JPMorgan Market Neutral Fund *			210,074	3,281,362
					6,288,108

	TOTAL MUTUAL FUNDS ( Cost - $20,469,672)				20,566,105

6.34%	SHORT-TERM INVESTMENTS
6.34%	MONEY MARKET FUND
	Milestone Treasury Obligations Portfolio, 0.01% *			1,390,792	1,390,792
	(Cost $1,390,792)

100.14%	TOTAL INVESTMENTS				$ 21,956,897
	(Cost $21,860,464) (a)

-0.14%	LIABILITIES IN EXCESS OF OTHER ASSETS				(30,261)

100.00%	TOTAL NET ASSETS				$ 21,926,636

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation				$ 177,185
	Unrealized depreciation				(80,752)
	Net unrealized appreciation				$ 96,433

* Money market fund; interest rate reflects seven day effective yield on January 31, 2010

PACIFIC FINANCIAL TACTICAL FUND (Continued)
PORTFOLIO OF INVESTMENTS (Unaudited)					January 31, 2010

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed the Securities and Exchange Commission on Form N-CSR.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of January 31, 2010 in valuing the fund's assets carried at fair value:

Assets		Level 1	Level 2	Level 3	Total
Exchange Traded Funds		$ 20,566,105	-	-	$ 20,566,105
Short-Term Investments		1,390,792	-	-	1,390,792
Total		$ 21,956,897	-	-	$ 21,956,897

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Financial Funds

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

3/25/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

3/25/10

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

3/25/10